Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of comprehensive loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statement of comprehensive loss
General and administrative	¥ (646,539)	¥ (535,493)	¥ (612,252)
Interest and investment income	64,246	53,703	14,559
Interest expense	(19,003)	(19,343)	(94,182)
Others, net	26,497	59,659	33,737
Net loss attributable to ZKH Group Limited	(268,043)	(304,314)	(735,681)
Accretion of convertible redeemable preferred shares		(660,070)	(509,281)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(268,043)	(964,384)	(1,244,962)
Net loss attributable to ZKH Group Limited	(268,043)	(304,314)	(735,681)
Other comprehensive loss:
Foreign currency translation adjustments	29,918	26,756	(50,980)
Comprehensive loss attributable to ZKH Group Limited	(238,125)	(277,558)	(786,661)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	(238,125)	(937,628)	(1,295,942)
Parent company | Reportable legal entities
Condensed statement of comprehensive loss
General and administrative	(32,357)	(8,586)	(6,038)
Interest and investment income			1
Interest expense			(73,081)
Share of loss from subsidiaries	(238,597)	(297,229)	(643,683)
Others, net	2,911	1,501	(12,880)
Net loss attributable to ZKH Group Limited	(268,043)	(304,314)	(735,681)
Accretion of convertible redeemable preferred shares		(660,070)	(509,281)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(268,043)	(964,384)	(1,244,962)
Net loss attributable to ZKH Group Limited	(268,043)	(304,314)	(735,681)
Other comprehensive loss:
Foreign currency translation adjustments	29,918	26,756	(50,980)
Comprehensive loss attributable to ZKH Group Limited	(238,125)	(277,558)	(786,661)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (238,125)	¥ (937,628)	¥ (1,295,942)